Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenues
Schedule of revenue

	Year Ended December 31,
	2020	2019
Type of goods or service
Out-licensing	0	184,829
Provision of drugs	874	—
Total	874	184,829

Geographical markets
China, Hong Kong, Macau, Taiwan and Singapore	874	184,829
Total	874	184,829

Parent Company
Revenues
Schedule of revenue

	Year Ended December 31,
	2020	2019
Type of goods or service
Out-licensing	0	184,829
Provision of drugs	874	—
Total	874	184,829
Geographical markets
China, Hong Kong, Macau, Taiwan and Singapore	874	184,829
Total	874	184,829